Note 15 - Derivative Financial Assets - Fair Value Losses on Derivative assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Fair value losses on derivative assets	$ 148	$ 324
Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses on derivative assets	46
Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses on derivative assets	$ 102	$ 324